Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 677,090	$ 660,794	$ 565,610
Operating expenses:
Ship operating (note 4)	150,105	138,655	135,696
Depreciation and amortization	172,459	165,541	140,354
General and administrative	34,783	24,617	16,818
Operating lease	4,388	3,145
(Gain) loss on vessels (notes 5 and 6)		(9,773)	16,237
Total operating expenses	361,735	322,185	309,105
Operating earnings	315,355	338,609	256,505
Other expenses (income):
Interest expense	60,496	71,996	50,849
Interest income	(2,045)	(1,190)	(854)
Undrawn credit facility fees	2,725	1,516	4,282
Amortization of deferred charges (note 7)	9,477	8,574	3,421
Refinancing expenses and costs (note 7)	4,038
Change in fair value of financial instruments (note 18(b))	(60,504)	135,998	281,027
Equity loss on investment (note 8(b))	670	259	1,180
Other expenses	1,470	151
Total Other expenses (income)	16,327	217,304	339,905
Net earnings (loss)	$ 299,028	$ 121,305	$ (83,400)
Earnings (loss) per share (note 13):
Class A common share, basic	$ 3.36	$ 0.84	$ (2.04)
Class A common share, diluted	$ 2.93	$ 0.81	$ (2.04)